Event occurring after the reporting period (Additional Information) (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions		1 Months Ended
		Jan. 31, 2022 CNY (¥) shares	Jan. 26, 2022 CNY (¥)	Jan. 26, 2022 USD ($) $ / shares	Jan. 13, 2022 shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of non-adjusting events after reporting period [line items]
Total cash consideration | ¥	[1]					¥ 0	¥ 0
Series A Convertible Redeemable Preference Shares [Member] | Events after Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares		9,923,135
Shares issued price per share | $ / shares				$ 8.8
Total cash consideration			¥ 556,300	$ 87.3
Share issue related cost | ¥		¥ 8,600
Ordinary shares [member] | Option Arrangement [Member] | Two Thousand And Twenty Two Share Incentive Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares reserved for future issue | shares					6,818,182

[1]	Representing amount less than RMB1,000.